================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21921
                                                     ---------

                        Oppenheimer Transition 2015 Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: February 28
                                               -----------

                      Date of reporting period: 05/31/2011
                                                ----------

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Transition 2015 Fund

STATEMENT OF INVESTMENTS May 31, 2011 (Unaudited)

                                                                  Shares       Value
                                                                ---------   -----------
INVESTMENT COMPANIES--100.0%(1)

FIXED INCOME FUNDS--34.6%

Oppenheimer Champion Income Fund, Cl. Y                           835,998   $ 1,671,996
Oppenheimer Core Bond Fund, Cl. Y                               1,613,095    10,646,426
Oppenheimer International Bond Fund, Cl. Y                        791,276     5,317,378
Oppenheimer Limited-Term Government Fund, Cl. Y                   758,358     7,136,148
Oppenheimer Master Inflation Protected Securities Fund, LLC       216,517     2,312,448
                                                                            -----------
                                                                             27,084,396

GLOBAL EQUITY FUNDS--18.1%
Oppenheimer Developing Markets Fund, Cl. Y                         58,255     2,101,240
Oppenheimer International Growth Fund, Cl. Y                      255,770     7,783,096
Oppenheimer International Small Company Fund, Cl. Y                31,925       759,499
Oppenheimer Quest International Value Fund, Cl. Y                 206,549     3,589,820
                                                                            -----------
                                                                             14,233,655

MONEY MARKET FUND--2.2%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.16%(2)    1,721,442     1,721,442

SPECIALTY FUNDS--7.0%
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y           796,599     3,154,532
Oppenheimer Gold & Special Minerals Fund, Cl. Y                    16,247       768,628
Oppenheimer Real Estate Fund, Cl. Y                                71,322     1,547,683
                                                                            -----------
                                                                              5,470,843

U.S. EQUITY FUNDS--38.1%
Oppenheimer Capital Appreciation Fund, Cl. Y(3)                   218,476    10,602,617
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl.Y               181,637     4,257,574
Oppenheimer Value Fund, Cl. Y                                     617,552    14,981,804
                                                                            -----------
                                                                             29,841,995

Total Investments, at Value (Cost $66,121,819)                      100.0%   78,352,331
Liabilities in Excess of Other Assets                                (0.0)      (17,543)
                                                                ---------   -----------
Net Assets                                                          100.0%  $78,334,788
                                                                =========   ===========

Footnotes to Statement of Investments

                      1 | Oppenheimer Transition 2015 Fund

Oppenheimer Transition 2015 Fund

STATEMENT OF INVESTMENTS May 31, 2011 (Unaudited)

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended May 31, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                           SHARES         GROSS          GROSS           SHARES
                                                                FEBRUARY 28, 2011     ADDITIONS     REDUCTIONS     MAY 31, 2011
                                                                -----------------     ---------     ----------     ------------
Oppenheimer Capital Appreciation Fund, Cl. Y                              209,622        13,573          4,719          218,476
Oppenheimer Champion Income Fund, Cl. Y                                   785,617        68,539         18,158          835,998
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y                   784,690        47,305         35,396          796,599
Oppenheimer Core Bond Fund, Cl. Y                                       1,523,451       124,504         34,860        1,613,095
Oppenheimer Developing Markets Fund, Cl. Y                                 55,935         3,533          1,213           58,255
Oppenheimer Gold & Special Minerals Fund, Cl. Y                            15,582         1,002            337           16,247
Oppenheimer Institutional Money Market Fund, Cl. E                      1,653,645       104,131         36,334        1,721,442
Oppenheimer International Bond Fund, Cl. Y                                744,511        63,903         17,138          791,276
Oppenheimer International Growth Fund, Cl. Y                              245,673        15,465          5,368          255,770
Oppenheimer International Small Company Fund, Cl. Y                        30,753         1,798            626           31,925
Oppenheimer Limited-Term Government Fund, Cl. Y                           721,660        53,127         16,429          758,358
Oppenheimer Main Street Small-& Mid-Cap Fund, Cl. Y                       174,463        10,993          3,819          181,637
Oppenheimer Master Inflation Protected Securities Fund, LLC               206,482        19,836          9,801          216,517
Oppenheimer Quest International Value Fund, Cl. Y                         198,242        12,688          4,381          206,549
Oppenheimer Real Estate Fund, Cl. Y                                        68,860         3,469          1,007           71,322
Oppenheimer Value Fund, Cl. Y                                             592,934        37,739         13,121          617,552

                                                                                                              REALIZED
                                                                                 VALUE          INCOME      GAIN (LOSS)
                                                                          ------------    ------------    -------------
Oppenheimer Capital Appreciation Fund, Cl. Y                              $ 10,602,617    $          -    $     (1,846)
Oppenheimer Champion Income Fund, Cl. Y                                      1,671,996          32,820             (52)
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y                      3,154,532               -            3,829
Oppenheimer Core Bond Fund, Cl. Y                                           10,646,426         131,136         (20,900)
Oppenheimer Developing Markets Fund, Cl. Y                                   2,101,240               -            (245)
Oppenheimer Gold & Special Minerals Fund, Cl. Y                                768,628               -          (1,042)
Oppenheimer Institutional Money Market Fund, Cl. E                           1,721,442             800               -
Oppenheimer International Bond Fund, Cl. Y                                   5,317,378          51,553          (2,445)
Oppenheimer International Growth Fund, Cl. Y                                 7,783,096               -            (371)
Oppenheimer International Small Company Fund, Cl. Y                            759,499               -          (1,068)
Oppenheimer Limited-Term Government Fund, Cl. Y                              7,136,148          57,119          (1,039)
Oppenheimer Main Street Small-& Mid-Cap Fund, Cl. Y                          4,257,574               -            (598)
Oppenheimer Master Inflation Protected Securities Fund, LLC                  2,312,448          38,323(a)        4,186(a)
Oppenheimer Quest International Value Fund, Cl. Y                            3,589,820               -            (705)
Oppenheimer Real Estate Fund, Cl. Y                                          1,547,683           2,879            (120)
Oppenheimer Value Fund, Cl. Y                                               14,981,804               -          (1,155)
                                                                          ------------    ------------    ------------
                                                                          $ 78,352,331    $    314,630    $    (23,571)
                                                                          ============    ============    ============

A. Represents the amount allocated to the Fund from Oppenheimer Master Inflation Protected Securities Fund, LLC.

2. Rate shown is the 7-day yield as of May 31, 2011.

3. Non-income producing security.

                      2 | Oppenheimer Transition 2015 Fund

Oppenheimer Transition 2015 Fund

STATEMENT OF INVESTMENTS May 31, 2011 (Unaudited)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

   1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

   2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

   3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of May 31, 2011 based on valuation input level:

                                                     LEVEL 2--      LEVEL 3--
                                 LEVEL 1--               OTHER    SIGNIFICANT
                                UNADJUSTED         SIGNIFICANT   UNOBSERVABLE
                             QUOTED PRICES   OBSERVABLE INPUTS         INPUTS          VALUE
                             -------------   -----------------   ------------   ------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Investment Companies         $  76,039,883   $       2,312,448   $         --   $ 78,352,331
                             -------------   -----------------   ------------   ------------
Total Assets                 $  76,039,883   $       2,312,448   $         --   $ 78,352,331
                             -------------   -----------------   ------------   ------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund's net assets attributable to that class by the number of outstanding shares of that class on that day.

To determine their net asset values, the Underlying Funds' assets are valued primarily on the basis of current market quotations as generally supplied by portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs. In the absence of a current market quotation, including for assets whose values have been materially affected by what the Manager identifies as a significant event occurring before the Underlying Fund's assets are valued but after the close of their respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that Underlying Fund's assets using consistently applied procedures under the supervision of the Board of Trustees. The methodologies used for valuing assets are not necessarily an indication of the risks associated with investing in those Underlying Funds.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical assets or liabilities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing assets and liabilities are not necessarily an indication of the risks associated with investing in those assets or liabilities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

                      3 | Oppenheimer Transition 2015 Fund

Oppenheimer Transition 2015 Fund

STATEMENT OF INVESTMENTS May 31, 2011 (Unaudited)

The Fund classifies each of its investments in those Underlying Funds which are publicly offered and reported on an exchange as Level 1, and those Underlying Funds which are not publicly offered as Level 2, without consideration as to the classification level of the specific investments held by the Underlying Funds.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee.

INVESTMENT IN OPPENHEIMER MASTER FUND. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the Investment Company Act of 1940 that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Inflation Protected Securities Fund, LLC (the "Master Fund"). The Master Fund has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in the Master Fund, the Fund will have greater exposure to the risks of the Master Fund.

The investment objective of the Master Fund is to seek total return. The Fund's investment in the Master Fund is included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investment in the Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Fund. As a shareholder, the Fund is subject to its proportional share of the Master Fund's expenses, including its management fee.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of May 31, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $      70,208,394
                                              =================

Gross unrealized appreciation                 $       8,143,937
Gross unrealized depreciation                                 -
                                              -----------------
Net unrealized appreciation                   $       8,143,937
                                              =================

                      4 | Oppenheimer Transition 2015 Fund

ITEM 2. CONTROLS AND PROCEDURES.

   (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 05/31/2011, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
        (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
        (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

   (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Transition 2015 Fund

By:   /s/ William F. Glavin, Jr.
      -----------------------------
      William F. Glavin, Jr.
      Principal Executive Officer

Date: 07/12/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ William F. Glavin, Jr.
      -----------------------------
      William F. Glavin, Jr.
      Principal Executive Officer

Date: 07/12/2011

By:   /s/ Brian W. Wixted
      -----------------------------
      Brian W. Wixted
      Principal Financial Officer

Date: 07/12/2011